Equity Incentive Plan	12 Months Ended
Dec. 31, 2014
Equity Incentive Plan

14. EQUITY INCENTIVE PLAN

2004 Stock Option Plan and 2005 Equity Incentive Plan

In 2004, SMI Taiwan adopted a 2004 Employee Stock Option Plan (“the 2004 Plan”). The 2004 Plan reserved 8,000 options with each option exercisable into for 1,000 shares of common stock. The options may be granted to qualified employees of the Company or any of its domestic or foreign subsidiaries and expire no later than six years from the date of grant. The options were granted at an exercise price not lower than the market value of SMI Taiwan’s common stock at the date of the grant and vest over four years at certain percentages after two years from the date of grant. As part of the share exchange between the Company and the shareholders of SMI Taiwan effective on April 25, 2005, the Company agreed to assume the share options previously issued by SMI Taiwan. Subsequently on June 3, 2005, the Company amended the 2004 Plan such that options under the 2004 Plan are granted at an exercise price not lower than the market value of the Company’s ordinary shares at the date of the grant and vest over four years at certain percentages after one year from the date of grant.

On April 22, 2005, the Company adopted its 2005 Equity Incentive Plan (“the 2005 Plan”). The 2005 Plan provides for the grant of stock options, stock bonuses, restricted stock awards, restricted stock units and stock appreciation rights, which may be granted to employees (including officers), directors and consultants. The 2005 Plan reserved 10,000 thousand shares of ordinary shares, inclusive of the number of assumed share options under the 2004 Plan, for issuance upon the exercise of stock options.

In 2006, the Company amended the 2005 Plan to reserve an additional 15,000 thousand ordinary shares for issuance upon exercise of stock options and restricted stock units. In 2009, the Company amended the Plan to reserve an additional 15,000 thousand ordinary shares for issuance upon exercise of stock options and restricted stock units.

Restricted stock units are converted into shares of the Company’s ordinary shares upon vesting on one-for-one basis. The vesting of restricted stock unit is subject to the employee’s continuing service to the Company. The cost of these awards is determined using the fair value of the Company’s ordinary share on the date of the grant, and compensation is recognized on a straight-line basis over the requisite service period. The Company’s restricted stock units are considered non-vested share awards as defined under ASC 718.

In April 2010, the Company’s Board of Directors and Compensation Committee approved an employee stock option exchange program that required certain employees to exchange eligible stock options for a lesser number of new stock options that have approximately the same fair values as the options surrendered. Eligible options included stock options granted between August 17, 2005 and July 31, 2008 that had an exercised price above US$1.85. In 2010, 4,369 thousand eligible stock options were exchanged for 3,785 thousand new stock options granted. The new stock options have an exercise price of US$1.47, which was equal to the market price of the Company’s ordinary share on April 26, 2010, the date eligible stock options were surrendered and new stock options granted. The new stock options were issued under the 2005 Plan and are subject to its terms and conditions. The new stock options will continue to vest according to the original vesting schedule. Using the Black-Scholes option pricing model, the Company determined that the fair value of the surrendered stock options on a grant-by-grant basis was approximately equal, as of the date of the exchange, to the fair value of the new stock options granted, resulting in insignificant incremental share-based compensation.

Stock Option and Restricted Stock Units Activity

The following is a summary of, the 2004 Plan, and the 2005 Plan, which includes stock options and restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2012	6,506
Restricted stock units granted	(1,461)
Option and restricted stock units forfeited	291

Available for grant at December 31, 2012	5,336
Restricted stock units granted	(1,893)
Option and restricted stock units forfeited	123

Available for grant at December 31, 2013	3,566
Restricted stock units granted	(1,923)
Option and restricted stock units forfeited	44

Available for grant at December 31, 2014	1,687

Stock Options

A summary of the stock option activity and related information is as follows:

	Number of Options Shares (in Thousands)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2012	1,849	1.47
Options forfeited	—	—
Options exercised	(152)	1.47

Outstanding at December 31, 2012	1,697	1.47	3.14

Options vested and expected to vest after December 31, 2012	1,697	1.47	3.14
Options forfeited	—	—
Options exercised	(287)	1.47

Outstanding at December 31, 2013	1,410	1.47	2.14

Options vested and expected to vest after December 31, 2013	1,410	1.47	2.14
Options forfeited	—	—
Options exercised	(352)	1.46

Outstanding at December 31, 2014	1,058	1.47	1.35

Options vested and expected to vest after December 31, 2014	1,058	1.47	1.35

Options exercisable at December 31, 2014	1,058	1.47	1.35

No stock options were granted in 2012, 2013 and 2014. The intrinsic value of options exercised, determined as of the date of option exercise, was US$318, US$594 and US$1,565 thousand in 2012, 2013 and 2014, respectively.

As of December 31, 2014, total unrecognized compensation cost related to non-vested share-based compensation awards granted under the Company’s stock option plans, net of estimated forfeitures, was nil.

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company’s closing stock price on the last trading day of fiscal year 2014 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2014. Intrinsic value will change in future periods based on the fair market value of the Company’s stock and the number of shares outstanding.

The total cash received from employees as a result of employee stock option exercises were US$224, US$422 and US$514 thousand for the years ended December 31, 2012, 2013 and 2014, respectively.

The related tax effect for stock-based compensation benefit (expense) were US$631 thousand, US$343 thousand, and (US$24) thousand for 2012, 2013 and 2014, respectively. The related tax effect for stock-based compensation expense for option and restricted stock units exercised during 2012, 2013 and 2014 was US$1,560 thousand, US$1,599 thousand and US$1,231 thousand, respectively. The related tax effect was determined using the applicable tax rates in jurisdictions to which this expense relates.

Determining Fair Value

The Company estimated the fair value of each option grant on the date of grant using the Black-Scholes option pricing model. The Black-Scholes option valuation model was developed for estimating the fair value of traded options that have no vesting restrictions and are fully transferable. In addition, the option valuation model requires the input of highly subjective assumptions, including the expected stock price volatility.

Risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. Expected volatilities are determined based on historical volatilities of the stock prices of the Company. Expected life represents the periods that the Company’s share-based awards are expected to be outstanding and was determined based on historical experience regarding similar awards, giving consideration to the contractual term of the share based awards. The dividend yield is zero as the Company has never declared or paid dividends on the ordinary shares or other securities by 2012.

Restricted Stock Units

A summary of the status of restricted stock units and changes is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2012	11,164	1.99
Restricted stock units granted	1,461	4.55
Restricted stock units vested	(5,316)	1.75
Restricted stock units forfeited	(291)	2.47

Non-vested at December 31, 2012	7,018	2.68	0.83
Restricted stock units granted	1,893	3.13
Restricted stock units vested	(4,867)	2.60
Restricted stock units forfeited	(123)	2.60

Non-vested at December 31, 2014	3,921	2.90	0.43
Restricted stock units granted	1,923	5.13
Restricted stock units vested	(3,640)	2.96
Restricted stock units forfeited	(44)	4.92

Non-vested at December 31, 2014	2,160	4.90	0.31

As of December 31, 2014, there was US$2,463 thousand of total unrecognized compensation cost related to restricted stock units granted under the 2005 Plan.

Stock-based Compensation Expense

The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2012, 2013 and 2014.

	Year Ended December 31
	2012	2013	2014
	US $	US $	US$
Cost of sales	375	308	282
Research and development	7,055	6,351	6,773
Sales and marketing	2,494	2,197	1,746
General and administrative	1,878	1,406	1,546

	11,802	10,262	10,347